Investments in Associates and Joint Ventures - Reconciliations of Financial Information of Material Associates to Carrying Amounts of Investments in Associates in the Consolidated Financial Statements (Detail) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Disclosure of associates [Line Items]
Carrying amount		₩ 2,232,359		₩ 2,332,629
Korea IT fund [member]
Disclosure of associates [Line Items]
Net assets		₩ 584,972		₩ 573,376
Ownership interests (%)	[1]	63.30%		63.30%
Net assets attributable to ownership interests		₩ 370,482		₩ 363,138
Carrying amount	[1]	370,482		363,138
SK China Company Ltd. [member]
Disclosure of associates [Line Items]
Net assets		₩ 3,461,533		₩ 3,276,747
Ownership interests (%)		27.30%		27.30%
Net assets attributable to ownership interests		₩ 944,111		₩ 893,609
Cost-book value differentials		101,792		81,834
Carrying amount		1,045,903		975,443
SK South East Asia Investment Pte. Ltd. [member]
Disclosure of associates [Line Items]
Net assets		₩ 1,843,880	[2]	₩ 1,957,860	[3]
Ownership interests (%)		20.00%	[2]	20.00%	[3]
Net assets attributable to ownership interests		₩ 368,776	[2]	₩ 391,572	[3]
Carrying amount		368,776	[2]	₩ 391,572	[3]
Rebellions Inc. [Member]
Disclosure of associates [Line Items]
Net assets	[4],[5]	₩ (462,479)
Ownership interests (%)	[6]	18.20%	[4],[5]	26.10%
Net assets attributable to ownership interests	[4],[5]	₩ (163,255)
Cost-book value differentials	[4],[5]	350,721
Carrying amount	[6]	₩ 187,466	[4],[5]	₩ 298,327

[1]	Investment in Korea IT Fund was classified as investment in associates as the Group does not have control over the investee under the contractual agreement with other shareholders.
[2]	Net assets of the entity represent net assets excluding those attributable to the non-controlling interests.
[3]	Net assets of the entity represent net assets excluding those attributable to the non-controlling interest.
[4]	Net assets of the entity exclude the goodwill held by Rebellions Inc. (formerly, SAPEON Korea Inc.) at the time the investment in the associate was recognized.
[5]	The ownership interest is based on the number of shares owned by the Parent Company divided by the total shares issued by the investee, and the effective ownership interest applied for the equity method is 35.3% as of December 31, 2025.
[6]	These investments were classified as investments in associates as the Group can exercise significant influence through its right to appoint the members of the board of directors even though the Group has less than 20% of equity interests.